Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $11,455.7 and $11,630.8)	$ 11,759.3		$ 11,850.0
Equity securities:
Nonredeemable preferred stocks (cost: $473.7 and $601.3)	806.3		1,157.6
Common equities (cost: $1,431.0 and $1,021.7)	1,845.6		1,425.0
Short-term investments (amortized cost: $1,551.8 and $1,090.8)	1,551.8		1,090.8
Total investments at fair value	15,963.0	[1],[2]	15,523.4	[1],[2]
Cash	155.7		158.9
Accrued investment income	105.7		109.3
Premiums receivable, net of allowance for doubtful accounts of $124.2 and $114.9	2,929.8		2,738.4
Reinsurance recoverables, including $32.3 and $37.4 on paid losses and loss adjustment expenses	818.0		741.5
Prepaid Reinsurance Premiums	69.8		88.1
Deferred acquisition costs	433.6		417.2
Income taxes	208.0		189.0
Property and equipment, net of accumulated depreciation of $573.8 and $564.3	911.3		932.6
Other assets	249.9		251.9
Total assets	21,844.8		21,150.3
Liabilities and Shareholders' Equity
Unearned premiums	4,579.4		4,353.8
Loss and loss adjustment expense reserves	7,245.8		7,071.0
Accounts payable, accrued expenses, and other liabilities	1,770.8	[3]	1,718.4	[3]
Debt	2,442.1	[4]	1,958.2	[4]
Total liabilities	16,038.1		15,101.4
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613.0		662.4
Paid-in capital	1,006.2		1,007.1
Retained earnings	3,495.0		3,595.7
Accumulated other comprehensive income, net of tax:
Net non-credit related OTTI losses, adjusted for valuation changes	(5.4)		(1.8)
Other net unrealized gains (losses) on securities	688.2		769.1
Total net unrealized gains (losses) on securities	682.8		767.3
Net unrealized gains on forecasted transactions	7.9		14.7
Foreign currency translation adjustment	1.8		1.7
Total accumulated other comprehensive income	692.5		783.7
Total shareholders' equity	5,806.7		6,048.9
Total liabilities and shareholders' equity	$ 21,844.8		$ 21,150.3

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[4]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.